Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of financial assets [line items]
Balance at beginning of period	$ 3,631
Balance at end of period	3,338	$ 3,631	$ 3,311	$ 3,338	$ 3,311
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	20	22	22	22	23
Provision for (reversal of) credit losses	(1)	(2)	9	(3)	8
Foreign exchange and other	(1)		1	(1)	1
Balance at end of period	18	20	32	18	32
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	17	18	14	18	14
Provision for (reversal of) credit losses	(2)	(1)	5	(3)	4
Foreign exchange and other	(1)			(1)	1
Balance at end of period	14	17	19	14	19
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3	4	2	4	3
Provision for (reversal of) credit losses	1	(1)	4		4
Foreign exchange and other					(1)
Balance at end of period	4	3	6	4	6
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	952
Balance at end of period	$ 906	$ 952	809	$ 906	809
Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period			6		6
Foreign exchange and other			1		1
Balance at end of period			$ 7		$ 7